Commitments - Estimated Value of Contracts (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing performance of works
Commitments and contingencies [line items]
Estimated value of contracts		$ 724,858
Financing performance of works | Up to 1 year
Commitments and contingencies [line items]
Estimated value of contracts		634,432
Financing performance of works | 1 to 3 years
Commitments and contingencies [line items]
Estimated value of contracts		90,426
Infrastructure and service works
Commitments and contingencies [line items]
Estimated value of contracts	$ 91,466,009	156,425,186
Infrastructure and service works | Up to 1 year
Commitments and contingencies [line items]
Estimated value of contracts	23,288,148	61,463,967
Infrastructure and service works | 1 to 3 years
Commitments and contingencies [line items]
Estimated value of contracts	43,095,406	69,662,017
Infrastructure and service works | 4 to 5 years
Commitments and contingencies [line items]
Estimated value of contracts	23,353,908	22,166,730
Infrastructure and service works | More than five years
Commitments and contingencies [line items]
Estimated value of contracts	$ 1,728,547	$ 3,132,471